Investments in Trading Securities (Tables)	12 Months Ended
Jul. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of investments in trading securities
	As of July 31,
	2021	2020
Trading securities invested by ATIF	$871,809	$918,675
Trading securities invested by ATIF LP	155,700	-
	$1,027,509	$918,675